Accounts Receivable, Prepayments, Deposits and Other Receivables (Tables)	6 Months Ended
Oct. 31, 2023
Accounts Receivable, Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Commission receivable from digital solutions services — financial services	356	201	274	400
Accounts receivable arising from the digital solutions services — non financial services	8,585	4,838	8,541	3
Accounts receivable from hotel operations, hospitality and VIP services	—	—	988	531
Total accounts receivable	8,941	5,039	9,803	934
Consideration receivable on disposal	—	32,520	—	34,133
Prepayments	1,051	349	501	1,053
Deposits	—	—	141	251
Note receivables (note (i))	536	677	150	150
Other receivables (note (ii))	391	1,488	6,886	240
Deferred issue costs	1,026	1,907	—	—
Prepayment for subscription of bond instruction (note (iii))	1,475	—	—	—
Prepayments, deposits and other receivables	4,479	36,941	7,678	35,827

Presented as:
Current	2,468	36,941	7,678	35,827
Non-current	2,011	—	—	—
	4,479	36,941	7,678	35,827
(i)	The amount represented note receivables from independent third parties. The balances are unsecured, carried at fixed interest rates ranged from 5% to 8% and have original maturity of 2 years.

(ii)	The amount as of April 30, 2023 mainly represents interest receivables of US$6,218 which is fully settled subsequently in May 2023.

(iii)	As of April 30, 2021, AMTD Group, the ultimate holding company, made a prepayment of US$1,475 on behalf of the Group to an independent third party to subscribe for its bond instrument. Such prepayment was transferred to AMTD Group to settle amount due to AMTD Group amounting to US$1,475 during year ended April 30, 2022.

The Group allows a credit period of up to 15 days to its commission receivable arising from digital solutions services — financial services and a credit period of ranging from 0 to 90 days to its accounts receivable arising from digital solutions services — non financial services for the demand note issued according to the payment schedules. The normal settlement terms of accounts receivable from hotel operations, hospitality and VIP services are specific terms mutually agreed between the contracting parties. As at April 30, 2021, 2022 and 2023 and October 31, 2023, included in the Group’s accounts receivable balance were debtors with aggregate carrying amounts of US$356, US$185, US$635 and US$380, respectively, which were past due as at the reporting date. At April 30, 2021, 2022 and 2023 and October 31, 2023, out of the past due balances, US$361, US$185, US$361 and US$188, respectively, had been past due 90 days or more. The management assessed that there has been no significant increase in credit risk nor default because of the background of the debtors and historical payment arrangement with these debtors. The Group does not hold any collateral over these balances.